LEASES - components of lease costs (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease costs			$ 172,974	$ 168,995
Short-term lease costs			181,718	209,102
Amortization of ROU assets	$ 60,964	$ 85,540	121,457	118,851
Interest on lease liabilities			19,000	18,956
Total lease costs			$ 495,149	$ 515,904